Share Capital (Share Trusts) (Details) - CAD ($) $ / shares in Units, shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Share Purchases by Share Trusts [Abstract]
Amount of purchase	$ 105	$ 26	$ 14
Share Settlements by Share Trusts [Abstract]
Share settlements by Share Trusts	$ 38	$ 38	$ 62
Share Units Plan [Member]
Share Purchases by Share Trusts [Abstract]
Number of common shares (in shares)	0.5	0.0	0.0
Weighted-average price per share (in dollars per share)	$ 170.85	$ 0	$ 0
Amount of purchase	$ 81	$ 0	$ 0
Share Settlements by Share Trusts [Abstract]
Number of common shares (in shares)	0.2	0.2	0.4
Weighted-average price per share (in dollars per share)	$ 88.23	$ 88.23	$ 88.23
Share settlements by Share Trusts	$ 15	$ 20	$ 35
Employee Share Investment Plan [Member]
Share Purchases by Share Trusts [Abstract]
Number of common shares (in shares)	0.2	0.2	0.1
Weighted-average price per share (in dollars per share)	$ 155.53	$ 142.90	$ 123.03
Amount of purchase	$ 24	$ 26	$ 14
Share Settlements by Share Trusts [Abstract]
Number of common shares (in shares)	0.2	0.2	0.2
Weighted-average price per share (in dollars per share)	$ 141.60	$ 128.40	$ 118.04
Share settlements by Share Trusts	$ 23	$ 18	$ 27